Other Assets and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Fair value of commodity swaps - assets	$ 2,819	$ 1,151
Fair value of commodity swaps designated as cash flow hedges - assets	0	913
Fair value of interest rate swaps - assets	19,199	0
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of wood waste suppy agreement - assets	0	0
Fair value of foreign currency exchange agreements - assets	0	0
Total other assets	22,018	2,064
Current portion of other assets	2,149	1,573
Total long-term other assets	19,869	491
Other Liabilities [Abstract]
Fair value of interest rate swaps - liabilities	19,733	3,754
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	0
Fair value of commodity swaps - liabilities	0	0
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of wood waste supply agreement - liabilities	806	0
Fair value of foreign currency exchange agreements - liabilities	0	80
Deferred lease liabilities	1,220	1,267
Unfavourable lease arrangements	515	552
Contingent acquisition payables	459	1,009
Deferred compensation	4,300	1,188
Other	635	843
Total other liabilities	27,668	8,693
Current portion of other liabilities	12,925	2,527
Total long-term other liabilities	$ 14,743	$ 6,166